SCOPE OF CONSOLIDATION - Associates (Details) - USD ($) $ in Millions				1 Months Ended	12 Months Ended
	Jan. 27, 2017	Jan. 26, 2017	Feb. 01, 2016	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Current assets					$ 32,475	$ 26,745
Non-current assets					58,774	58,552
Current liabilities					23,455	21,410
Non-current liabilities					23,686	23,032
Non-controlling interests					2,022	2,066
Net assets attributable to equity holders of the parent					42,086	38,789
Carrying amount in the statements of financial position					2,871	2,854
Revenue					76,033	68,679	$ 56,791
Profit or loss from continuing operations					5,330	4,575	1,734
Other comprehensive income (loss)					(1,575)	4,083	(159)
Total comprehensive income					$ 3,755	$ 8,658	1,575
Increase (decrease) in number of shares outstanding (in shares)					(6,348,529)	420,644
Net gain (loss) on disposal of subsidiaries					$ 16	$ 18	23
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment					15	21	13
Associate
Disclosure of associates [line items]
Current assets					6,617	5,758
Non-current assets					7,980	7,502
Current liabilities					3,439	3,007
Non-current liabilities					2,411	2,217
Non-controlling interests					400	379
Net assets attributable to equity holders of the parent					8,347	7,657
Company's share of net assets					2,846	2,652
Adjustments for differences in accounting policies and other					(3)	1
Other adjustments					28	201
Carrying amount in the statements of financial position					2,871	2,854
Revenue					9,193	7,920	5,405
Profit or loss from continuing operations					456	373	132
Other comprehensive income (loss)					(32)	(15)	1
Total comprehensive income					424	358	133
Cash dividends received by the Company					$ 113	$ 67	$ 16
China Oriental
Disclosure of associates [line items]
Proportion of ownership interest in associate	39.02%	46.99%		37.02%	37.02%	39.02%	46.99%
Proportion of voting rights held in associate					37.02%	39.02%	46.99%
Current assets					$ 2,516	$ 1,737
Non-current assets					1,443	1,336
Current liabilities					1,426	1,261
Non-current liabilities					35	119
Non-controlling interests					45	23
Net assets attributable to equity holders of the parent					2,453	1,670
Company's share of net assets					908	652
Adjustments for differences in accounting policies and other					0	0
Other adjustments					44	183
Carrying amount in the statements of financial position					952	835
Revenue					3,370	2,944	$ 1,751
Profit or loss from continuing operations					474	275	83
Other comprehensive income (loss)					0	(1)	0
Total comprehensive income					474	274	83
Cash dividends received by the Company					92	49	$ 0
Increase (decrease) in number of shares outstanding (in shares)	586,284,000			192,000,000
Net gain (loss) on disposal of subsidiaries	$ (67)			$ (20)	$ (12)	$ (44)
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment	$ 23			$ 8
DHS Group
Disclosure of associates [line items]
Proportion of ownership interest in associate					33.43%	33.43%	33.43%
Proportion of voting rights held in associate					33.43%	33.43%	33.43%
Current assets					$ 1,528	$ 1,699
Non-current assets					3,062	3,096
Current liabilities					480	555
Non-current liabilities					1,005	1,121
Non-controlling interests					136	136
Net assets attributable to equity holders of the parent					2,969	2,983
Company's share of net assets					992	997
Adjustments for differences in accounting policies and other					27	32
Other adjustments					(4)	22
Carrying amount in the statements of financial position					1,015	1,051
Revenue					1,959	1,773	$ 1,396
Profit or loss from continuing operations					20	(4)	(96)
Other comprehensive income (loss)					5	(5)	(3)
Total comprehensive income					25	(9)	(99)
Cash dividends received by the Company					$ 5	$ 0	$ 0
Gonvarri Steel Industries
Disclosure of associates [line items]
Proportion of ownership interest in associate					35.00%	35.00%	35.00%
Proportion of voting rights held in associate					35.00%	35.00%	35.00%
Current assets					$ 2,183	$ 1,967
Non-current assets					1,526	1,372
Current liabilities					1,134	889
Non-current liabilities					677	446
Non-controlling interests					219	220
Net assets attributable to equity holders of the parent					1,679	1,784
Company's share of net assets					588	624
Adjustments for differences in accounting policies and other					(52)	(54)
Other adjustments					(12)	(4)
Carrying amount in the statements of financial position					524	566
Revenue					3,544	2,862	$ 2,258
Profit or loss from continuing operations					60	122	145
Other comprehensive income (loss)					(37)	(9)	4
Total comprehensive income					23	113	149
Cash dividends received by the Company					$ 16	$ 18	$ 16
Baffinland
Disclosure of associates [line items]
Proportion of ownership interest in associate					28.76%	31.07%	44.54%
Proportion of voting rights held in associate					28.14%	31.07%
Current assets					$ 390	$ 355
Non-current assets					1,949	1,698
Current liabilities					399	302
Non-current liabilities					694	531
Non-controlling interests					0	0
Net assets attributable to equity holders of the parent					1,246	1,220
Company's share of net assets					358	379
Adjustments for differences in accounting policies and other					22	23
Other adjustments					0	0
Carrying amount in the statements of financial position					380	402
Revenue					320	341
Profit or loss from continuing operations					(98)	(20)
Other comprehensive income (loss)					0	0
Total comprehensive income					(98)	(20)
Cash dividends received by the Company					$ 0	0
Net gain (loss) on disposal of subsidiaries						(22)
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment						$ (52)
Gestamp
Disclosure of associates [line items]
Net gain (loss) on disposal of subsidiaries			$ 329